UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

SEMI-ANNUAL REPORT

MAY 31, 2019

(UNAUDITED)

Beginning in 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at 1-800-595-4866, or submit a signed letter of instruction requesting paperless reports to CCA AGGRESSIVE RETURN FUND, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports calling the Fund at 1-800-595-4866, or by submitting a signed letter of instruction requesting paper reports to CCA AGGRESSIVE RETURN FUND, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies.  Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

                                                               Series Trust

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of May 31, 2019, represented as a percentage of the portfolio of investments.  Below categories are from Bloomberg®.

U.S. Government Agencies & Obligations 6.59%
Utilities 0.46%
Communications 7.84%
Consumer Discretionary 12.31%
Consumer Staples 6.53%
Technology 15.25%
Real Estate Investment Trusts 0.93%
Money Market Fund 1.63%
Energy 0.93%
Materials 2.53%
Exchange Traded Funds 20.92%
Industrials 7.21%
Health Care 9.84%
Financials 7.03%

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 69.88%

Advertising & Marketing - 0.08%
435	Publicis Groupe SA (France) *	$ 23,799

Aerospace & Defense - 2.22%
820	Airbus SE (France)	105,374
324	Lockheed Martin Corp.	109,687
153	Northrop Grumman Corp.	46,397
254	Raytheon Co.	44,323
2,110	Rolls Royce Holdings PLC (United Kingdom)	22,931
440	Safran SA (France)	57,940
265	Spirit AeroSystems Holdings, Inc. Class A	21,476
230	Thales SA (France)	25,362
609	The Boeing Co.	208,040
58	TransDigm Group, Inc. *	25,575
		667,105
Air Freight & Logistics - 0.39%
234	FedEx Corp.	36,102
865	United Parcel Service, Inc. Class B	80,376
		116,478
Airlines - 0.29%
750	American Airlines Group, Inc.	20,423
328	Ryanair Holdings PLC ADR *	21,392
487	Southwest Airlines Co.	23,181
297	United Continental Holdings, Inc. *	23,062
		88,058
Apparel, Footwear & Acc Design - 1.57%
218	Adidas AG	62,487
191	Christian Dior SE (France)	91,759
563	Cie Financiere Richemont SA (Switzerland) *	41,473
135	Kering SA	70,376
51	Kontoor Brands, Inc. *	1,490
537	LVMH Moet Hennessy Louis Vuitton SE (France)	203,429
		471,014
Application Software - 0.26%
476	Amadeus IT Group SA (Spain)	36,405
274	Dassault Systemes SE (France)	40,725
		77,130
Arrangement of Transportation of Freight & Cargo - 0.08%
343	Expeditors International of Washington, Inc.	23,869

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Auto Components - 0.10%
213	Continental AG (Germany)	$ 29,025

Automobiles - 0.17%
13,000	Geely Automobile Holdings Ltd. (China) *	21,327
154	Tesla Motors, Inc. *	28,515
		49,842
Banks - 1.35%
1,924	Commonwealth Bank Of Australia (Australia)	104,831
4,600	Oversea-Chinese Banking Corp., Ltd. (Singapore) *	35,369
1,509	Royal Bank of Canada (Canada)	113,401
103	SVB Financial Group *	20,744
1,922	The Toronto-Dominion Bank (Canada)	105,037
2,399	UniCredit S.p.A. (Italy)	27,345
		406,727
Basic and Diversified Chemicals - 0.19%
460	Air Liquide SA (France)	57,383

Beverages - 1.83%
518	Brown-Forman Corp. Class B	25,890
195	Carlsberg A/S (Denmark)	25,679
150	Constellation Brands, Inc. Class A	26,467
651	Diageo PLC ADR	109,407
893	Heineken Holding NV (Netherlands)	88,519
469	Monster Beverage Corp. *	29,012
1,519	PepsiCo, Inc.	194,432
283	Pernod Ricard SA (France) *	49,963
		549,369
Biotechnology - 1.46%
200	Alexion Pharmaceuticals, Inc. *	22,736
299	Alnylam Pharmaceuticals, Inc. *	20,188
176	Biogen, Inc. *	38,595
264	BioMarin Pharmaceutical, Inc. *	21,711
629	Celgene Corp. *	58,994
493	CSL Ltd. (Australia)	70,307
1,517	Gilead Sciences, Inc.	94,433
299	Incyte Corp. *	23,510
96	Regeneron Pharmaceuticals, Inc. *	28,965
285	UCB SA (Belgium)	21,835
227	Vertex Pharmaceuticals, Inc. *	37,723
		438,997

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Bottled & Canned Soft Drinks Carbonated Waters - 0.09%
502	Coca-Cola European Partners PLC (United Kingdom)	$ 27,811

Building Products - 0.09%
61	Geberit AG (Switzerland)	26,928

Capital Markets - 0.33%
493	SEI Investments Co.	24,773
477	TD Ameritrade Holding Corp.	23,731
1,195	The Charles Schwab Corp.	49,724
		98,228
Casinos & Gaming - 0.08%
4,000	Galaxy Entertainment Group Ltd. (Hong Kong)	24,187

Chemicals - 0.49%
256	Ecolab, Inc.	47,127
172	International Flavors & Fragrances, Inc.	23,292
219	PPG Industries, Inc.	22,918
82	The Sherwin-Williams Co.	34,395
323	Westlake Chemical Corp.	18,505
		146,237
Commercial Services & Supplies - 0.40%
1,468	Brambles Ltd. ADR	24,560
120	Cintas Corp. *	26,620
326	Republic Services, Inc.	27,576
378	Waste Management, Inc.	41,334
		120,090
Commercial Vehicles - 0.08%
1,704	Volvo AB Class B (Sweden)	23,808

Commercial & Residential Building Equipment & Systems - 0.25%
1,187	Assa Abloy AB Class B (Sweden)	23,137
493	Kone OYJ (Finland)	26,922
368	Legrand SA (France) *	24,761
		74,820
Communications Equipment - 0.43%
151	F5 Networks, Inc. *	19,944
155	Harris Corp.	29,014
182	Motorola Solutions, Inc.	27,291
102	Palo Alto Networks, Inc. *	20,414
3,295	Telefonaktiebolaget LM Ericsson ADR	31,863
		128,526

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Computer Communications Equipment - 0.09%
105	Arista Networks, Inc. *	$ 25,682

Construction and Mining Machinery - 0.08%
938	Atlas Copco AB Class A (Sweden)	25,264

Construction Materials - 0.19%
877	CRH PLC ADR	27,494
136	Martin Marietta Materials, Inc.	28,628
		56,122
Consumer Finance - 0.43%
898	American Express Co.	103,010
173	Wirecard AG (Germany) *	27,117
		130,127
Containers & Packaging - 0.18%
572	Amcor Ltd. ADR	26,169
456	Ball Corporation	27,994
		54,163
Diversified Banks - 0.10%
351	Macquarie Group Ltd. (United Kingdom)	29,307

Diversified Financial Services - 0.34%
169	Moody's Corp.	30,907
285	Nasdaq, Inc.	25,832
218	S&P Global, Inc.	46,626
		103,365
Diversified Telecommunication Services - 0.51%
938	BCE, Inc. (Canada)	42,238
5,083	Deutsche Telekom AG (Germany)	85,928
688	Telus Corp. (Canada)	25,380
		153,546
Electrical Equipment - 0.64%
2,288	Abb Ltd. ADR	41,596
788	Honeywell International, Inc.	129,476
144	Rockwell Automation, Inc.	21,434
		192,506
Electrical Power Equipment - 0.34%
907	Siemens AG (Germany)	102,936

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Electronic Equipment, Instruments & Components - 0.26%
302	Amphenol Corp. Class A	$ 26,274
705	Corning, Inc.	20,332
368	TE Connectivity Ltd. (Switzerland)	30,997
		77,603
Entertainment Content - 0.13%
762	I-Cable Communications Ltd. (Hong Kong) *	9
1,399	Vivendi SA (France)	37,768
		37,777
Food & Drug Stores - 0.20%
10,529	Tesco PLC (United Kingdom)	30,124
1,425	Woolworths Group Ltd. (Australia)	31,023
		61,147
Food & Staples Retailing - 0.10%
458	Sysco Corp.	31,520

Food Products - 1.68%
720	Campbell Soup Co.	26,143
4,455	Compass Group PLC (United Kingdom)	100,801
571	Hormel Foods Corp.	22,549
193	McCormick & Co., Inc.	30,116
3,288	Nestle SA ADR	326,038
		505,647
Food Services - 0.09%
222	Sodexo SA (France)	25,582

Health Care Equipment & Supplies - 2.10%
1,910	Abbott Laboratories	145,408
98	Align Technology, Inc. *	27,866
451	Baxter International, Inc.	33,121
240	Becton Dickinson & Co.	56,026
1,233	Boston Scientific Corp. *	47,360
208	Edwards Lifesciences Corp. *	35,506
466	EssilorLuxottica SA (France)	53,778
562	Hologic, Inc. *	24,734
103	Intuitive Surgical, Inc. *	47,880
626	Smith & Nephew PLC ADR	26,461
460	Stryker Corp.	84,290
90	Teleflex, Inc.	25,947
194	Zimmer Biomet Holdings, Inc.	22,102
		630,479

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Health Care Providers & Services - 2.00%
322	AmerisourceBergen Corp.	$ 25,071
320	Anthem, Inc.	88,954
414	Centene Corp. *	23,908
334	Cigna Corp.	49,439
636	Fresenius Medical Care AG & Co. KGaA ADR	23,157
304	HCA Healthcare, Inc.	36,772
121	Humana, Inc.	29,628
198	IQVIA Holdings, Inc. *	26,898
215	McKesson Corp.	26,260
1,032	UnitedHealth Group, Inc.	249,538
187	Universal Health Services, Inc. Class B	22,356
		601,981
Health Care Technology - 0.19%
399	Cerner Corp. *	27,918
594	Fresenius SE & Co KGaA (Germany)	30,178
		58,096
Hotels & Motels - 0.07%
197	Wynn Resorts Ltd.	21,144

Hotels, Restaurants & Leisure - 1.63%
42	Chipotle Mexican Grill, Inc. *	27,719
225	Darden Restaurants, Inc.	26,172
287	Hilton Worldwide Holdings, Inc.	25,669
303	Marriott International, Inc.	37,827
829	McDonald's Corp.	164,366
856	MGM Resorts International	21,246
481	Norwegian Cruise Lines Ltd. *	26,316
215	Royal Caribbean Cruises Ltd.	26,178
1,420	Starbucks Corp.	108,005
272	Yum! Brands Inc.	27,839
		491,337
Household Durables - 0.09%
622	DR Horton, Inc.	26,597

Household Products - 1.14%
390	Church & Dwight Co., Inc.	29,020
764	Colgate-Palmolive Co.	53,190
307	Kimberly-Clark Corp.	39,262
597	L'Oreal SA (France)	160,569
765	Reckitt Benckiser Group PLC (United Kingdom)	61,368
		343,409

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

IT Services - 3.94%
683	Accenture PLC Class A (Ireland)	$ 121,622
450	Amdocs Ltd.	26,739
539	Automatic Data Processing, Inc.	86,305
205	Cap SA (Chile) *	22,958
512	Cognizant Technology Solutions Corp. Class A	31,708
288	Fidelity National Information Services, Inc.	34,646
348	Fiserv, Inc. *	29,879
100	FleetCor Technologies, Inc. *	25,821
160	Gartner, Inc. *	24,208
1,092	Mastercard, Inc.	274,627
362	Paychex, Inc.	31,056
1,269	PayPal Holdings, Inc. *	139,273
273	Total System Services, Inc.	33,724
1,880	Visa, Inc.	303,300
		1,185,866
Industrial Conglomerates - 0.47%
656	3M Co.	104,796
103	Roper Technologies, Inc.	35,424
		140,220
Industrial Distribution & Rental - 0.00%
-	Ferguson PLC (United Kingdom)	-

Industrial Inorganic Chemicals - 0.34%
572	Linde PLC (United Kingdom)	103,275

Industrial Instruments For Measurement, Display, And Control - 0.08%
334	Fortive Corp.	25,434

Information Services - 0.35%
974	Experian PLC (United Kingdom)	29,380
2,109	RELX PLC (United Kingdom)	49,105
372	Wolters Kluwer NV (Netherlands)	26,029
		104,514
Infrastructure Construction - 0.09%
2,921	Transurban Group (Australia)	28,239

Insurance - 0.24%
255	Aon PLC (United Kingdom)	45,918
697	Fidelity National Financial, Inc. Class A	26,869
		72,787

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Integrated Oils - 0.08%
479	OMV AG (Austria)	$ 22,556

Internet & Catalog Retail - 3.76%
533	Amazon.com, Inc. *	946,112
196	Expedia Group, Inc.	22,540
473	Netflix, Inc. *	162,371
		1,131,023
Internet Software & Services - 6.12%
3,202	Alibaba Group Holding Ltd. ADR *	477,931
325	Alphabet, Inc. Class A *	359,613
378	Alphabet, Inc. Class C *	417,172
815	eBay, Inc.	29,283
75	Equinix, Inc.	36,434
2,607	Facebook, Inc. Class A *	462,664
821	Twitter, Inc. *	29,917
136	VeriSign, Inc. *	26,517
		1,839,531
Leisure Products - 0.09%
278	Hasbro, Inc.	26,449

Life Insurance - 0.59%
12,800	AIA Group Ltd. (Hong Kong)	120,263
2,808	Prudential PLC (United Kingdom)	55,977
		176,240
Life Sciences Tools & Services - 0.60%
325	Agilent Technologies, Inc.	21,791
132	Illumina, Inc. *	40,512
444	Thermo Fisher Scientific, Inc.	118,539
		180,842
Lodging - 0.07%
600	Accor SA (France)	22,179

Logistics Services - 0.13%
1,304	Deutsche Post AG (Germany)	38,486

Machinery - 0.43%
2,315	CNH Industrial NV (United Kingdom)	20,071
296	Illinois Tool Works, Inc.	41,333
142	Parker-Hannifin Corp.	21,629
348	Wabtec Corp.	21,708
342	Xylem, Inc.	25,383
		130,124

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Measurement Instruments - 0.07%
460	Hexagon AB Class B (Sweden)	$ 21,366

Media - 1.64%
489	CBS Corp. Class B	23,609
263	Charter Communications, Inc. Class A *	99,098
797	DISH Network Corp. Class A *	28,780
287	Liberty Broadband Corp. Class C *	28,169
4,228	Sirius XM Holdings, Inc.	22,451
1,947	The Walt Disney Co.	257,082
519	Thomson Reuters Corp. (Canada)	33,055
		492,244
Metals & Mining - 0.30%
1,406	Newcrest Mining Ltd. ADR	26,904
1,870	Randgold Resources Ltd. (Channel Islands)	23,225
614	Southern Copper Corp. (Peru)	20,710
1,033	Teck Resources Ltd. (Canada)	20,980
		91,819
Motor Vehicle Parts & Accessories - 0.06%
295	Aptiv PLC (Ireland)	18,892

Motor Vehicles & Passenger Car Bodies - 0.10%
201	Ferrari NV (Italy)	28,747

Multiline Retail - 0.18%
232	Dollar General Corp.	29,529
254	Dollar Tree, Inc. *	25,804
		55,333
Non-Residential Building Construction - 0.21%
647	Vinci SA (France)	64,033

Non Wood Building Materials - 0.09%
183	Sika AG (Switzerland)	27,221

Oil, Gas & Consumable Fuels - 0.70%
541	Anadarko Petroleum Corp.	38,070
1,008	Cabot Oil & Gas Corp. Class A	25,220
252	Diamondback Energy, Inc.	24,711
624	EOG Resources, Inc.	51,093
167	Pioneer Natural Resources Co.	23,707
957	TC Energy Corp. (Canada)	46,587
		209,388

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Operators of Non-Residential Buildings - 0.15%
1,002	Brookfield Asset Management, Inc. (Canada)	$ 45,942

Ophthalmic Goods - 0.10%
495	Alcon, Inc. *	28,799

Packaged Food - 0.27%
696	Danone SA	55,598
230	Kerry Group PLC Class A (Ireland)	26,633
		82,231
Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.07%
926	Axalta Coating Systems Ltd. *	21,770

Paperboard Containers & Boxes - 0.08%
257	Packaging Corp. of America	22,894

Personal Products - 0.72%
195	The Estee Lauder Cos., Inc. Class A	31,401
1,828	Unilever NV ADR	109,899
1,247	Unilever PLC ADR	75,955
		217,255
Pharmaceuticals - 3.22%
1,637	AbbVie, Inc.	125,574
2,701	AstraZeneca PLC ADR	100,963
1,996	Bristol-Myers Squibb Co.	90,559
2,639	GlaxoSmithKline PLC ADR	101,971
2,479	Novartis AG ADR	212,302
2,003	Novo Nordisk A/S ADR	94,542
6,059	Roche Holding AG ADR	199,220
429	Zoetis, Inc.	43,350
		968,481
Power Generation - 0.08%
2,371	E.On SE (Germany)	24,800

Professional Services - 0.34%
231	Equifax, Inc.	27,928
380	Robert Half International, Inc.	20,391
10	SGS SA (Switzerland)	25,324
203	Verisk Analytics, Inc. Class A	28,420
		102,063

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Real Estate Management & Development - 0.13%
145	Jones Lang LaSalle, Inc.	$ 18,045
3,000	Wheelock & Co. Ltd. (Hong Kong)	19,863
		37,908
Refining & Marketing - 0.08%
677	Neste Oyj (Finland) *	22,920

Refuse Systems - 0.09%
288	Waste Connections, Inc.	27,256

Renewable Energy Equipment - 0.08%
295	Vestas Wind Systems A/S (Denmark)	24,175

Retail-Catalog & Mail-Order Houses - 0.09%
270	CDW Corp.	26,579

Road & Rail - 1.07%
762	Canadian National Railway Co. (Canada)	67,506
149	Canadian Pacific Railway Ltd. (Canada)	32,689
731	CSX Corp.	54,438
1,000	Union Pacific Corp.	166,780
		321,413
Rolling Drawing & Extruding Of Nonferrous Metals - 0.10%
1,385	Arconic, Inc.	30,332

Security Brokers, Dealers & Flotation Companies - 0.08%
302	Raymond James Financial, Inc.	24,939

Security and Commodity Exchanges - 0.32%
203	Deutsche Boerse AG (Germany)	28,106
1,300	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	41,361
402	London Stock Exchange Group PLC (United Kingdom)	26,843
		96,310
Semiconductors & Related Devices - 0.69%
434	Broadcom, Inc.	109,212
1,228	Infineon Technologies AG (Germany)	22,098
354	NXP Semiconductors NV (Netherlands)	31,209
383	Qorvo, Inc. *	23,432
1,541	STMicroelectronics NV (Switzerland)	23,177
		209,128

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Semiconductors & Semiconductor Equipment - 1.86%
1,097	Advanced Micro Devices, Inc. *	$ 30,069
331	Analog Devices, Inc.	31,981
862	Applied Materials, Inc.	33,351
452	ASML Holding NV (Netherlands)	84,999
233	KLA-Tencor Corp.	24,015
152	Lam Research Corp.	26,541
449	Maxim Integrated Products, Inc.	23,613
273	Microchip Technology, Inc.	21,848
1,014	Micron Technology, Inc. *	33,067
695	NVIDIA Corp.	94,145
298	Skyworks Solutions, Inc.	19,856
1,063	Texas Instruments, Inc.	110,882
250	Xilinx, Inc.	25,578
		559,945
Services-Business Services, Nec - 0.45%
40	Booking Holdings, Inc. *	66,249
212	Global Payments, Inc.	32,656
303	Worldpay, Inc. Class A *	36,857
		135,762
Services-Medical Laboratories - 0.09%
170	Laboratory Corp. of America Holdings *	27,644

Software - 6.89%
688	Activision Blizzard, Inc.	29,839
528	Adobe, Inc. *	143,035
134	ANSYS, Inc. *	24,053
217	Autodesk, Inc. *	34,917
441	CDK Global, Inc.	21,344
266	Electronic Arts, Inc. *	24,759
112	FactSet Research Systems, Inc.	31,158
301	Fortinet, Inc. *	21,816
231	Intuit, Inc.	56,560
8,295	Microsoft Corp.	1,025,926
3,697	Oracle Corp.	187,068
180	Red Hat, Inc. *	33,174
844	Salesforce.com, Inc. *	127,790
1,319	SAP SE ADR	162,343
177	ServiceNow, Inc. *	46,362
186	Splunk, Inc. *	21,202
1,071	Symantec Corp.	20,060
247	Synopsys, Inc. *	28,761
154	Workday, Inc. *	31,434
		2,071,601

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Specialty Apparel Stores - 0.08%
1,693	Hennes & Mauritz AB (Sweden)	$ 25,303

Specialty Chemicals - 0.34%
274	Akzo Nobel NV (Netherlands)	23,151
498	Givaudan SA ADR	26,279
228	Koninklijke DSM NV (Netherlands)	25,713
84	Lonza Group AG (Switzerland)	25,879
		101,022
Specialty Pharmaceuticals - 0.08%
23,000	Sino Biopharmaceutical Ltd. (Hong Kong)	23,209

Specialty Retail - 1.70%
149	Advance Auto Parts, Inc.	23,095
28	AutoZone, Inc. *	28,759
411	CarMax, Inc. *	32,173
947	Lowe's Cos., Inc.	88,336
71	OReilly Automotive, Inc. *	26,367
331	Ross Stores, Inc.	30,780
1,195	The Home Depot, Inc.	226,871
1,089	The TJX Cos., Inc	54,766
		511,147
State Commercial Banks - 0.07%
184	Signature Bank	21,077

Technology Hardware, Storage & Peripherals - 2.90%
4,980	Apple, Inc.	871,849

Telecom Carriers - 0.08%
7,862	Koninklijke KPN NV (Netherlands)	24,083

Textiles, Apparel & Luxury Goods - 0.46%
1,407	NIKE, Inc.	108,536
356	VF Corp.	29,149
		137,685
Tobacco - 0.63%
2,132	Altria Group, Inc.	104,596
2,471	British American Tobacco PLC ADR	85,670
		190,266
Trading Companies & Distributors - 0.14%
191	United Rentals, Inc. *	21,029
79	WW Grainger, Inc.	20,674
		41,703

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

Transport Support Services - 0.07%
130	Aeroports de Paris (France)	$ 22,282

Utility Networks - 0.28%
6,800	China Gas Holdings Ltd. (Hong Kong)	21,860
17,600	Hong Kong & China Gas Co. Ltd. (Hong Kong)	38,887
984	RWE AG (Germany)	24,616
		85,363
Water Utilities - 0.10%
256	American Water Works Co., Inc.	28,933

Wireless Telecommunication Services - 0.36%
458	Rogers Communications, Inc. Class B (Canada)	24,086
4,318	Sprint Corp. *	29,665
754	T-Mobile US, Inc. *	55,374
		109,125

TOTAL COMMON STOCKS (Cost - $21,523,556) - 69.88%		$21,014,770

EXCHANGE TRADED FUNDS - 20.90%
1,125	Amundi Cac 40 UCITS ETF DR (France) *	95,771
4,869	iShares Canadian Growth Index ETF (Canada)	125,915
1,506	iShares Canadian Value Index ETF (Canada)	28,000
21,668	iShares Core FTSE 100 UCITS ETF (Ireland)	195,725
733	iShares MSCI Finland ETF	26,886
1,646	iShares MSCI France ETF	47,734
902	iShares MSCI Germany ETF *	24,282
3,819	iShares MSCI Hong Kong ETF	94,177
1,794	iShares MSCI Italy Capped ETF	46,536
1,029	iShares MSCI Netherlands ETF	30,510
11	iShares MSCI Singapore ETF	251
824	iShares MSCI Sweden ETF	24,044
2,161	iShares MSCI Switzerland ETF *	77,710
2,385	Lyxor IBEX 35 DR UCITS ETF (France)	240,391
368	SPDR S&P/ASX 200 Fund (Australia)	15,295
1,081	VanEck Vectors Indonesia Index ETF	23,847
347	Vanguard Growth ETF	53,230
31,807	Vanguard Intermediate-Term Corporate Bond ETF	2,801,242
24,627	Vanguard Long-Term Corporate Bond ETF	2,295,483
4	Vanguard Mid-Cap Growth ETF	563
4	Vanguard Mid-Cap Value ETF	415
115	Vanguard Value ETF	11,984
205	X Trackers DAX UCITS ETF Class 1C (Luxembourg) *	26,678
TOTAL EXCHANGE TRADED FUNDS (Cost - $6,241,631) - 20.90%		$ 6,286,669

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 0.93%
188	Alexandria Real Estate Equities, Inc.	$ 27,525
512	American Tower Corp.	106,890
124	AvalonBay Communities, Inc.	25,173
366	Crown Castle International Corp.	47,584
253	Extra Space Storage, Inc.	27,111
276	Simon Property Group, Inc.	44,737
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $273,836) - 0.93%		$ 279,020

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 6.58%

Federal Home Loan Mortgage Corporation - 0.19%
40,000	FHLMC 6.25% 07/15/32	56,729
Total Federal Home Loan Mortgage Corporation (Cost - $55,525) - 0.19%		$ 56,729

Federal National Mortgage Association - 0.45%
40,000	FNMA, 7.25%, 05/15/2030	58,396
55,000	FNMA, 6.625%, 11/15/2030	77,856
Total Federal National Mortgage Association (Cost - $133,727) - 0.45%		$ 136,252

U.S. Treasury Notes - 5.94%
360,000	U.S. Treasury Note Bond, 2.375%, 5/15/2029	367,425
70,000	U.S. Treasury Note Bond, 6.125%, 08/15/2029	95,400
110,000	U.S. Treasury Note Bond, 6.25%, 05/15/2030	153,631
180,000	U.S. Treasury Note Bond, 5.375%, 02/15/2031	239,105
200,000	U.S. Treasury Note Bonds, 4.50%, 2/15/2036	260,758
70,000	U.S. Treasury Note Bond, 4.75%, 02/15/2037	94,656
90,000	U.S. Treasury Note Bond, 5.00%, 05/15/2037	125,385
90,000	U.S. Treasury Note Bond, 4.375%, 02/15/2038	117,545
100,000	U.S. Treasury Note Bond, 4.50%, 5/15/2038	132,746
170,000	U.S. Treasury Note Bond, 3.50%, 02/15/2039	199,378
Total U.S. Treasury Notes (Cost - $1,737,024) - 5.94%		1,786,029

TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $1,926,276) - 6.58%		$ 1,979,010

MONEY MARKET FUND - 1.63%
490,577	Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class 2.28% ** (Cost - $490,577)	490,577
TOTAL MONEY MARKET FUND (Cost - $490,577) - 1.63%		490,577

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Shares		Value

	Total Investments (Cost - $30,455,876) - 99.92%	$30,050,046

	Other Assets Less Liabilities - 0.08%	24,466

	Net Assets - 100.00%	$30,074,512

As of May 31, 2019, the breakout of the Fund's portfolio by country was as follows:
Country	% of Net Assets
Australia	0.83%
Austria	0.07%
Belgium	0.07%
Canada	2.36%
Channel Islands	0.08%
Chile	0.08%
China	0.07%
Denmark	0.17%
Finland	0.17%
France	4.66%
Germany	1.37%
Hong Kong	0.96%
Ireland	1.21%
Italy	0.19%
Luxembourg	0.09%
Netherlands	1.01%
Peru	0.07%
Singapore	0.12%
Spain	0.12%
Sweden	0.40%
Switzerland	0.67%
United Kingdom	2.00%
United States	83.15%
99.92%

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2019.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2019 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $30,455,876)	$ 30,050,046
Cash Denominated in Foreign Currencies (Cost $0)	206
Receivables:
Dividends and Interest	40,080
Shareholder Subscription	299
Prepaid Expenses	13,488
Total Assets	30,104,119
Liabilities:
Payables:
Adviser Fees	3,919
Administrative Fees	550
Chief Compliance Officer Fees	548
Trustee Fees	735
Other Accrued Expenses	23,855
Total Liabilities	29,607
Net Assets	$ 30,074,512

Net Assets Consist of:
Paid In Capital	$ 30,554,110
Distributable Deficit	(479,598)
Net Assets	$ 30,074,512

Net Asset Value Per Share

Institutional Class
Net Assets	$ 30,074,512
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	2,725,953
Net asset value and offering price per share	$ 11.03
Minimum Redemption price per share (a)	$ 10.82

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions occurring within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2019 (UNAUDITED)

Investment Income:
Dividends (a)	$ 392,688
Interest	62,167
Total Investment Income	454,855

Expenses:
Advisory Fees	117,624
Administrative Fees	2,982
Transfer Agent Fees	23,134
Registration Fees	18,861
Audit Fees	7,734
Legal Fees	8,482
Custody Fees	24,572
Printing Fees	64
Insurance Fees	532
Compliance Officer Fees	3,032
Trustee Fees	1,614
NASDAQ Fees	748
Other Fees	2,622
Total Expenses	212,001
Fees Waived and/or Expenses Reimbursed by the Adviser	(70,852)
Net Expenses	141,149

Net Investment Income	313,706

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Loss on Investments and Foreign Currency Transactions	(229,086)
Capital Gain Distributions from Underlying Funds	4,862
Net Change in Unrealized Depreciation on Investments	(204,478)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(428,702)

Net Decrease in Net Assets Resulting from Operations	$ (114,996)

(a) Net of foreign withholding taxes of $4.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2019	11/30/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 313,706	$ 220,933
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(229,086)	853,095
Capital Gain Distributions from Underlying Funds	4,862	2,059
Net Change in Unrealized Depreciation on Investments	(204,478)	(2,678,891)
Net Decrease in Net Assets Resulting from Operations	(114,996)	(1,602,804)

Distributions to Shareholders:
Distributions:	(1,133,573)	(1,199,028)*
Total Distributions Paid to Shareholders	(1,133,573)	(1,199,028)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	488,040	1,624,155
Proceeds from Reinvestment of Distributions
Institutional Class	1,128,687	1,101,247
Cost of Shares Redeemed:
Institutional Class	(3,369,981)	(2,817,733)
Redemption Fees	-	-
Net Decrease in Net Assets from Capital Share Transactions	(1,753,254)	(92,331)

Net Decrease in Net Assets	(3,001,823)	(2,894,163)

Net Assets:
Beginning of Period/Year	33,076,335	35,970,498

End of Period/Year	$30,074,512	$33,076,335

Share Activity
Institutional Class:
Shares Sold	43,891	132,228
Shares Reinvested	102,608	90,192
Shares Redeemed	(302,135)	(230,374)
Net Decrease in Shares of Beneficial Interest Outstanding	(155,636)	(7,954)

* For the year ended November 30, 2018, Net Investment Income distributions were $160,773, and Net Realized Gain distributions were $1,038,255.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period or year.

	(Unaudited) Six Months Ended 5/31/2019

		Years Ended
		11/30/2018	11/30/2017	11/30/2016	11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period/Year	$ 11.48	$ 12.45	$ 10.31	$ 9.94	$ 11.72	$ 11.46

Income From Investment Operations:
Net Investment Income *	0.11	0.08	0.07	0.02	0.11	0.21
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.17)	(0.63)	2.11	0.45	(1.72)(e)	0.44(e)
Total from Investment Operations	(0.06)	(0.55)	2.18	0.47	(1.61)	0.65

Distributions:
Net Investment Income	(0.09)	(0.06)	(0.04)	(0.10)	(0.17)	(0.05)
Net Realized Gains	(0.30)	(0.36)	-	-	-	(0.34)
Total from Distributions	(0.39)	(0.42)	(0.04)	(0.10)	(0.17)	(0.39)

Redemption Fees	-	-	-†	-	-	-†

Net Asset Value, at End of Period/Year	$ 11.03	$ 11.48	$ 12.45	$ 10.31	$ 9.94	$ 11.72

Total Return **	(0.48)%(b)	(4.63)%	21.27%	4.83%	(13.92)%	5.73%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 30,075	$33,076	$35,970	$20,859	$ 20,475	$21,929
Before Waiver
Ratio of Expenses to Average Net Assets (a)	1.35%(c)	1.36%	1.53%(f)	1.63%	1.63%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	1.55%(c)	0.17%	0.14%	(0.48)%	0.23%	0.71%
After Waiver
Ratio of Expenses to Average Net Assets (a)	0.90%(c)	0.90%	1.05%(f)	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets (a) (d)	2.00%(c)	0.63%	0.62%	0.24%	0.96%	1.80%
Portfolio Turnover	240%(b)	474%	341%	520%	457%	352%

(a) Does not include expenses of underlying investment companies in which the Fund invests.

(b) Not annualized.

(c) Annualized.

(d) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(e) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(f) For the year ended November 30, 2017, 0.15% of expenses were attributable to legal fees for the Fund's reorganization, into MSS Series Trust and therefore were extraordinary and outside of the expense limitation agreement.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2019 (UNAUDITED)

1.  ORGANIZATION

MSS Series Trust ("Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust (the "Trust Agreement").  The Trust Agreement permits the Trust’s Board of Trustees ("Board" or "Trustees") to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund ("Fund"), Footprints Discover Value Fund, Fallen Angels Income Fund, and AINN Fund are the only series currently authorized by the Trustees.  The Fund is a diversified fund.  The investment adviser to the Fund is Checchi Capital Advisers, LLC ("CCA" or "Adviser").

The Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting requirements under Accounting Standards Codification ("ASC") 946 and Accounting Standards Update ("ASU") 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued,

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

U.S. government obligations. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of May 31, 2019, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2019 (Total)
Assets
Common Stocks	$ 21,014,770	$ -	$ -	$ 21,014,770
Exchange Traded Funds	6,286,669	-	-	6,286,669
Real Estate Investment Trusts	279,020	-	-	279,020
U.S. Government Agencies and Obligations	-	1,979,010	-	1,979,010
Money Market Funds	490,577	-	-	490,577
Total	$ 28,071,036	$ 1,979,010	$ -	$ 30,050,046

During the six months ended May 31, 2019, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended November 30, 2018, related to uncertain tax positions taken on returns filed for open tax years (2015-2017), or expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended May 31, 2019, the Fund did not incur any interest or penalties.

SHARE VALUATION:  The Fund’s net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Fund to determine the NAV of each share class.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There were no redemption fees collected by the Fund during the six months ended May 31, 2019.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believe it is not exposed to any significant credit risk on its cash deposits.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Advisers, LLC, serves as the Fund’s investment adviser.  Pursuant to a management agreement, the Fund pays CCA, on a monthly basis, an annual advisory fee equivalent to 0.75% of the Fund's average daily net assets. During the six months ended May 31, 2019, the Adviser earned $117,624 in management fees from the Fund.  During the six months ended May 31, 2019, the Adviser waived management fees of $70,852.  At May 31, 2019, the Fund owed the Adviser $3,919.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 1, 2020, to ensure that the total annual operating expenses of the Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Fund may only make a repayment to the Adviser if such repayment does not cause the Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.  As of November 30, 2018, expense waivers and reimbursements subject to recoupment were as follows:

Recoverable Through	Amount Recoverable
November 30, 2021	$160,644
November 30, 2020	$134,275
November 30, 2019	$153,101

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,540 depending on the average net assets of the Fund.  For six months ended May 31, 2019, MSS earned $23,134 from the Fund for transfer agent and accounting services. As of May 31, 2019, the Fund owes MSS $2,495 for transfer agent and accounting services.

The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements Empirical receives a monthly fee of $1,000 from the Fund.  For the six months ended May 31, 2019, Empirical earned $6,014 for these services.  As of May 31, 2019, the Fund owed Empirical $1,098.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of Mutual Shareholder Services ("MSS").  Mr. Getts is the president and owner of the Underwriter.  For the six months ended May 31, 2019, the Fund paid the Underwriter $6,037 for its services.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value.  As of May 31, 2019, paid in capital amounted to $30,554,110 for the Fund.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and U.S. Treasuries, for the six months ended May 31, 2019, were as follows:

Purchases	$ 69,079,385
Sales	$ 66,498,451

U.S. Treasury transactions for the year ended May 31, 2019, were as follows:

Purchases	$ 5,444,275
Sales	$ 10,745,286

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

6.  FEDERAL INCOME TAX

For Federal Income Tax purposes, the cost of investments owned as of May 31, 2019 is $30,455,876.  As of May 31, 2019, the gross unrealized appreciation on a tax basis totaled $656,293 and the gross unrealized depreciation totaled $1,061,917 for a net unrealized depreciation of $405,624.

As of November 30, 2018 the components of accumulated earnings on a tax basis were as follows:

Deferral of Post October Loss **

$    (33,130)

Net unrealized depreciation

    (201,146)

Undistributed long-term capital gain

 -

Undistributed ordinary income

   1,003,247

Total

$    768,971

** These deferrals are considered are considered incurred in the subsequent year.

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year.  The Fund elected to utilize the post-October loss of $309,094 for the fiscal year ended November 30, 2017.  The Fund utilized $1,615,592 of short-term capital loss carry-forwards during the fiscal year ended November 30, 2017.

For the six months ended May 31, 2019, the fund paid an ordinary income distribution of $277,833, and a short-term capital gain of $855,740.

For the year ended November 30, 2018, the fund paid an ordinary income distribution of $160,773, a short-term capital gain of $1,032,476, and a long-term capital gain of $5,779.

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of May 31, 2019, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 91% of the voting securities of the Fund and may be deemed to control the Fund.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

8.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

9.  LINE OF CREDIT

The Fund has a secured $1,600,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At May 31, 2019, the prime rate was 5.50%.  The Fund had total borrowings of $369,000 during the six months ended May 31, 2019 and paid a total of $338 in related interest charges.  At the time of the borrowings, the prime rate was 5.50%.  The line of credit is collateralized by publicly traded stock held by the Fund.

10.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 11.  NEW ACCOUNTING PRONOUNCEMENT

In March 2017, FASB issued ASU No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08"). The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to US GAAP for investment companies. Effective November 4, 2018, the Fund’s adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of May 31, 2019, had no effect on the Fund's net assets or results of operations.

CCA AGGRESSIVE RETURN FUND

EXPENSE ILLUSTRATION

MAY 31, 2019 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2018 through May 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2018	May 31, 2019	December 1, 2018 to May 31, 2019

Actual	$1,000.00	$ 995.18	$4.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.44	$4.53

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CCA AGGRESSIVE RETURN FUND

ADDITIONAL INFORMATION

MAY 31, 2019 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at 1-800-595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund's first and third fiscal quarters end on the last day of February and August. The Fund's Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

This Page Was Left Blank Intentionally

INVESTMENT ADVISER

Checchi Capital Advisers, LLC

9720 Wilshire Boulevard, Suite 400

Beverly Hills, CA  90212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date: August 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date: August 8, 2019

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 8, 2019